FIRST INVESTORS CASH MANAGEMENT FUND
RISK/RETURN
Investment Objective:
The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS CASH MANAGEMENT FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS CASH MANAGEMENT FUND	CLASS A	CLASS B
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	none	0.75%
Other Expenses	0.56%	0.56%
Total Annual Fund Operating Expenses	1.06%	1.81%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS CASH MANAGEMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	108	337	585	1,294
CLASS B	584	869	1,180	1,930

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS CASH MANAGEMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	108	337	585	1,294
CLASS B	184	569	980	1,930

Principal Investment Strategies:
The Fund invests primarily in high-quality money market instruments that are determined by the Fund’s Adviser to present minimal credit risk, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

In buying and selling securities, the Fund will consider its own credit analysis as well as ratings assigned by ratings services.

Principal Risks:
Although the Fund tries to maintain a $1.00 share price, it may not be able to do so.  It is therefore possible to lose money by investing in the Fund.  The Fund is intended for investors who:

■          Are seeking income, and

■          Are seeking a conservative investment that provides a high degree of credit quality.

Here are the principal risks of investing in the Cash Management Fund:

Credit Risk.  There is a risk that the value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.

Interest Rate Risk.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments decline.  This could cause the Fund’s NAV to decline below $1.00 per share.

Liquidity Risk.  The Fund may be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Yield Risk.  The yields received by the Fund on its investments will decline as interest rates decline.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows the Fund’s average annual returns for 1, 5, and 10 years.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 1.14% (for the quarter ended September 30, 2007) and the lowest quarterly return was 0.00% (for the quarter ended December 31, 2009 and for each quarter ended since 2010).

Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS CASH MANAGEMENT FUND	1 Year	5 Years	10 Years
CLASS A	none	1.32%	1.55%
CLASS B	(4.00%)	0.59%	1.05%

FIRST INVESTORS GOVERNMENT FUND
RISK/RETURN
Investment Objective:
The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS GOVERNMENT FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS GOVERNMENT FUND	CLASS A	CLASS B
Management Fees	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses	1.23%	1.93%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS GOVERNMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	693	943	1,212	1,978
CLASS B	596	906	1,242	2,072

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS GOVERNMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	693	943	1,212	1,978
CLASS B	196	606	1,042	2,072

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, the Fund invests at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“Government Securities”).

The majority of the Fund’s investments will typically consist of mortgage-backed securities that are guaranteed by the Government National Mortgage Association (“GNMA”), commonly known as Ginnie Maes. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

The Fund generally makes investment decisions based on its outlook for interest rates, economic and market conditions, and the relative values of different types of Government Securities.  In selecting mortgage-backed investments, the Fund considers, among other factors, coupon and yield, relative value and weighted average maturity of the pool.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  While the Fund invests in obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, your investment in the Fund is not insured or guaranteed by the U.S. Government.  The Fund is intended for investors who:

■           Are seeking an investment which offers both current income and a low degree of credit risk,

■           Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates and mortgage refinancing, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Government Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Prepayment Risk.  When interest rates decline, homeowners tend to refinance their mortgages.  This could cause a decrease in the Fund’s income and share price.

Extension Risk.  Rising interest rates can cause the Fund’s average maturity to lengthen due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Credit Risk.  This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk applies to securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 3.66% (for the quarter ended December 31, 2008) and the lowest quarterly return was -0.81% (for the quarter ended June 30, 2006).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS GOVERNMENT FUND	1 Year	5 Years	10 Years
CLASS A	(0.19%)	4.61%	4.19%
CLASS A After Taxes on Distributions	(1.42%)	3.12%	2.59%
CLASS A After Taxes on Distributions and Sales	(0.15%)	2.98%	2.57%
CLASS B	1.19%	4.80%	4.19%
BofA Merrill Lynch GNMA Master Index (reflects no deduction for fees, expenses or taxes)	7.85%	6.92%	5.91%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS INVESTMENT GRADE FUND
RISK/RETURN
Investment Objective:
The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS INVESTMENT GRADE FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS INVESTMENT GRADE FUND	CLASS A	CLASS B
Management Fees	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	1.22%	1.92%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS INVESTMENT GRADE FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	692	940	1,207	1,967
CLASS B	595	903	1,237	2,061

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS INVESTMENT GRADE FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	692	940	1,207	1,967
CLASS B	195	603	1,037	2,061

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt securities.

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.

In making investment decisions, the Fund considers the outlook for interest rates, economic and market conditions, credit ratings, and its own analysis of an issuer’s financial condition.  The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking an investment which offers current income and a moderate degree of credit risk,

■           Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Investment Grade Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of asset-backed securities, the credit quality of the underlying loans.  Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and  share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS INVESTMENT GRADE FUND	1 Year	5 Years	10 Years
CLASS A	(0.16%)	4.13%	4.50%
CLASS A After Taxes on Distributions	(1.68%)	2.37%	2.63%
CLASS A After Taxes on Distributions and Sales	(0.13%)	2.38%	2.67%
CLASS B	1.23%	4.33%	4.48%
BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)	7.51%	6.57%	6.29%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS FUND FOR INCOME
RISK/RETURN
Investment Objective:
The Fund seeks high current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS FUND FOR INCOME	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS FUND FOR INCOME	CLASS A	CLASS B
Management Fees	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses	1.30%	2.00%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS FUND FOR INCOME (USD $)	1 year	3 years	5 years	10 years
CLASS A	700	963	1,247	2,053
CLASS B	603	927	1,278	2,147

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS FUND FOR INCOME (USD $)	1 year	3 years	5 years	10 years
CLASS A	700	963	1,247	2,053
CLASS B	203	627	1,078	2,147

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking an investment that offers a high level of current income,

■           Are willing to accept a high degree of credit risk and market volatility, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund For Income:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities, including syndicated bank loans, will be unable to pay interest or principal when due.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Market Risk.  The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes as are securities with higher credit ratings.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price or at a particular time.  Assignments of syndicated bank loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.

Other Syndicated Bank Loans Risk.  Syndicated bank loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  In the event of a default, the Fund may have difficulty collecting on any collateral.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

On April 24, 2009, Muzinich & Co., Inc. (“Muzinich”) became the Fund’s subadviser.  Therefore, the performance shown for the Fund is not necessarily reflective of how the Fund will perform in the future.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 15.60% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.51% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS FUND FOR INCOME	1 Year	5 Years	10 Years
CLASS A	(0.68%)	2.14%	5.26%
CLASS A After Taxes on Distributions	(2.99%)	(0.54%)	2.46%
CLASS A After Taxes on Distributions and Sales	(0.48%)	0.07%	2.72%
CLASS B	0.66%	2.33%	5.25%
BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	5.43%	6.85%	7.96%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS TOTAL RETURN FUND
RISK/RETURN
Investment Objective:
The Fund seeks high, long-term total investment return consistent with moderate investment risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS TOTAL RETURN FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS TOTAL RETURN FUND	CLASS A	CLASS B
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses	1.33%	2.03%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS TOTAL RETURN FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	703	972	1,262	2,084
CLASS B	606	937	1,293	2,179

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS TOTAL RETURN FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	703	972	1,262	2,084
CLASS B	206	637	1,093	2,179

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund allocates its assets among stocks, bonds and money market investments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash and money market investments.  The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

Once the asset allocation for stocks, bonds and money market investments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.

The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both.  In selecting stocks, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund’s investments in bonds are normally diversified among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed securities.  The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking total return,

■           Want an investment that provides diversification among different asset classes,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Total Return Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.

Allocation Risk.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 11.86% (for the quarter ended June 30, 2003) and the lowest quarterly return was -11.40% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS TOTAL RETURN FUND	1 Year	5 Years	10 Years
CLASS A	(2.37%)	1.52%	3.58%
CLASS A After Taxes on Distributions	(2.88%)	0.79%	2.92%
CLASS A After Taxes on Distributions and Sales	(1.38%)	0.89%	2.73%
CLASS B	(1.20%)	1.64%	3.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (reflects no deduction for fees, expenses or taxes)	7.89%	6.58%	5.85%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS VALUE FUND
RISK/RETURN
Investment Objective:
The Fund seeks total return.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS VALUE FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS VALUE FUND	CLASS A	CLASS B
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.35%	2.05%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS VALUE FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	705	978	1,272	2,105
CLASS B	608	943	1,303	2,200

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS VALUE FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	705	978	1,272	2,105
CLASS B	208	643	1,103	2,200

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.  The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.

The Fund generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued.  This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.  The Fund also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as, analyzing economic trends, interest rates, and industry diversification.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■  Are seeking total return,

■            Are willing to accept a moderate degree of investment risk, and

■            Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Value Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Undervalued Securities Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 14.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was -18.65% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS VALUE FUND	1 Year	5 Years	10 Years
CLASS A	(4.77%)	(1.93%)	2.66%
CLASS A After Taxes on Distributions	(4.95%)	(2.17%)	2.37%
CLASS A After Taxes on Distributions and Sales	(2.85%)	(1.69%)	2.18%
CLASS B	(3.69%)	(1.84%)	2.58%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS GROWTH & INCOME FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term growth of capital and current income.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS GROWTH & INCOME FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS GROWTH & INCOME FUND	CLASS A	CLASS B
Management Fees	0.72%	0.72%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.32%	0.32%
Total Annual Fund Operating Expenses	1.34%	2.04%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS GROWTH & INCOME FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	704	975	1,267	2,095
CLASS B	607	940	1,298	2,189

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS GROWTH & INCOME FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	704	975	1,267	2,095
CLASS B	207	640	1,098	2,189

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily seeks to invest in common stocks of large-, mid-, and small-size companies that have a history of paying dividends.  When the Fund cannot identify dividend-paying stocks that it finds attractive, it may invest in non-dividend-paying stocks.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are primarily seeking an investment that offers the potential for growth with a modest amount of income,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Growth & Income Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.

The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 16.90% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.47% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS GROWTH & INCOME FUND	1 Year	5 Years	10 Years
CLASS A	(4.17%)	(1.62%)	2.24%
CLASS A After Taxes on Distributions	(4.32%)	(1.84%)	2.05%
CLASS A After Taxes on Distributions and Sales	(2.52%)	(1.44%)	1.87%
CLASS B	(3.10%)	(1.52%)	2.11%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS GLOBAL FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS GLOBAL FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS GLOBAL FUND	CLASS A	CLASS B
Management Fees	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.70%	2.40%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS GLOBAL FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	738	1,080	1,445	2,468
CLASS B	643	1,048	1,480	2,563

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS GLOBAL FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	738	1,080	1,445	2,468
CLASS B	243	748	1,280	2,563

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world, including the United States.  Although the Fund primarily invests in stocks of U.S. and foreign companies that are considered large to medium in size (measured by market capitalization) and that are traded in larger or more established markets, it may invest a significant amount in less-developed or emerging markets.  The Fund may also invest (to a lesser degree) in smaller size companies.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on one or more of the following: profitability; earnings growth; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; and/or quality management.  Once potential investments are identified, the Fund constructs its portfolio based on many factors including: (1) regional and country allocation; (2) industry and sector allocation; (3) company size; and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.

A stock may be sold if, in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.

The Fund may engage in active and frequent trading, which may result in high portfolio turnover.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking significant growth of capital,

■           Want exposure to investments in both U.S. and foreign companies,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Global Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on its performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 19.46% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.05% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS GLOBAL FUND	1 Year	5 Years	10 Years
CLASS A	(15.01%)	(2.81%)	2.31%
CLASS A After Taxes on Distributions	(15.07%)	(3.41%)	1.76%
CLASS A After Taxes on Distributions and Sales	(9.74%)	(2.48%)	1.86%
CLASS B	(14.09%)	(2.68%)	2.12%
Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)	(6.86%)	(1.41%)	4.76%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS SELECT GROWTH FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS SELECT GROWTH FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS SELECT GROWTH FUND	CLASS A	CLASS B
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.40%	0.40%
Total Annual Fund Operating Expenses	1.45%	2.15%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS SELECT GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	714	1,007	1,322	2,210
CLASS B	618	973	1,354	2,305

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS SELECT GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	714	1,007	1,322	2,210
CLASS B	218	673	1,154	2,305

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies with a high probability of earnings growth that exceeds investor expectations.  The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.  Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking growth of capital,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Select Growth Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Growth Stock Risk.  The Fund’s focus on growth stocks increases the potential volatility of its share price.  If expectations are not met, the prices of these stocks may decline significantly.

Limited Holdings Risk.  Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios are more broadly diversified.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Prior to May 7, 2007, the Fund was known as the All-Cap Growth Fund, was managed by a different subadviser, and employed different strategies in seeking to invest in growth stocks.  Therefore, the performance shown below is not necessarily reflective of how the Fund will perform in the future.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.17% (for the quarter ended June 30, 2003) and the lowest quarterly return was -24.36% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS SELECT GROWTH FUND	1 Year	5 Years	10 Years
CLASS A	(1.42%)	(3.25%)	0.93%
CLASS A After Taxes on Distributions	(1.42%)	(3.77%)	0.54%
CLASS A After Taxes on Distributions and Sales	(0.92%)	(2.76%)	0.79%
CLASS B	(0.07%)	(3.10%)	0.81%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.18%	2.46%	2.74%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS OPPORTUNITY FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS OPPORTUNITY FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS OPPORTUNITY FUND		CLASS A	CLASS B
Management Fees		0.74%	0.74%
Distribution and Service (12b-1) Fees		0.30%	1.00%
Other Expenses		0.33%	0.33%
Total Annual Fund Operating Expenses	[1]	1.37%	2.07%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS OPPORTUNITY FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	706	984	1,282	2,127
CLASS B	610	949	1,314	2,221

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS OPPORTUNITY FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	706	984	1,282	2,127
CLASS B	210	649	1,114	2,221

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests primarily in mid- and small-size companies that the Fund’s Adviser believes offer strong growth opportunities.  The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking significant growth of capital,

■           Want exposure to investments in mid-and small-size companies,

■           Are willing to accept higher than average investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Opportunity Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 20.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.39% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS OPPORTUNITY FUND	1 Year	5 Years	10 Years
CLASS A	(6.71%)	(0.07%)	4.37%
CLASS A After Taxes on Distributions	(7.26%)	(0.65%)	3.95%
CLASS A After Taxes on Distributions and Sales	(3.63%)	(0.26%)	3.69%
CLASS B	(5.43%)	0.07%	4.21%
S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)	(1.73%)	3.32%	7.04%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS SPECIAL SITUATIONS FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS SPECIAL SITUATIONS FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS SPECIAL SITUATIONS FUND	CLASS A	CLASS B
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses	1.54%	2.24%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS SPECIAL SITUATIONS FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	723	1,033	1,366	2,304
CLASS B	627	1,000	1,400	2,399

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS SPECIAL SITUATIONS FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	723	1,033	1,366	2,304
CLASS B	227	700	1,200	2,399

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund primarily invests in common stocks of smaller size companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other “special situation” that makes them undervalued relative to their long-term potential.  The Fund may also invest in stocks of mid-size or large companies.

In selecting stocks, the Fund relies on fundamental and quantitative analysis.  It screens potential investments to identify companies that have strong financial and managerial characteristics, including healthy balance sheets, a strong management team, solid market share positions and improving business fundamentals.  The Fund then attempts to identify those companies that are undervalued by the market or are undergoing some special situation that creates a short-term dislocation between their stock price and underlying value.  The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking significant growth of capital,

■           Want exposure to investments in small-size companies,

■           Are willing to accept a high degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Special Situations Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Small-Size and Mid-Size Company Risk.  The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell small-to-mid-size company stocks at reasonable prices.

Undervalued Security Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Sector Risk.  The Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 19.53% (for the quarter ended June 30, 2003) and the lowest quarterly return was -23.76% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FIRST INVESTORS SPECIAL SITUATIONS FUND	1 Year	5 Years	10 Years
CLASS A	(4.32%)	1.95%	4.51%
CLASS A After Taxes on Distributions	(5.51%)	1.37%	4.04%
CLASS A After Taxes on Distributions and Sales	(1.55%)	1.34%	3.70%
CLASS B	(2.90%)	2.10%	4.39%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors International Fund
RISK/RETURN
Investment Objective:
The Fund primarily seeks long-term capital growth.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors International Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors International Fund	Class A	Class B
Management Fees	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.60%	0.60%
Total Annual Fund Operating Expenses	1.88%	2.58%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors International Fund (USD $)	1 year	3 years	5 years	10 years
Class A	755	1,132	1,533	2,649
Class B	661	1,102	1,570	2,744

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors International Fund (USD $)	1 year	3 years	5 years	10 years
Class A	755	1,132	1,533	2,649
Class B	261	802	1,370	2,744

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.  The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions.

The Fund generally invests in securities that are traded in the foreign securities markets, though it may invest significantly in emerging or developing markets.  The Fund may also invest in forward currency contracts or foreign exchange contracts to minimize currency fluctuation during the settlement period of transactions in foreign securities.  Such contracts are considered derivatives.

The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser also seeks to generate greater returns by investing in securities at a price below the company’s intrinsic worth.

In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking capital growth,

■           Want exposure to investments in foreign companies,

■           Are willing to accept a high degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the International Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small size company stocks at reasonable prices.

Limited Holdings Risk.  The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

Derivatives Risk.  Forward currency contracts and foreign exchange contracts involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or for the life of the Fund, if less) compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.55% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns First Investors International Fund	1 Year	5 Years	Since Inception		Inception Date
Class A	(6.08%)	(2.47%)	0.54%	[1]	Jun. 27, 2006
Class A After Taxes on Distributions	(6.63%)	(2.91%)	0.09%	[1]
Class A After Taxes on Distributions and Sales	(3.99%)	(2.33%)	0.21%	[1]
Class B	(4.81%)	(2.36%)	0.76%	[1]	Jun. 27, 2006
Morgan Stanley Capital International EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	5.12%	[1]
Morgan Stanley Capital International EAFE Index (Net) (reflects the deduction of foreign withholding taxes on dividends)	(12.14%)	(4.72%)	4.67%	[1]
[1]	Both Class A shares and Class B shares commenced operations on 6/27/06. The average annual total returns shown are for the period of 6/27/06 to 12/31/11.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.